UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          November 14, 2012
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        31
                                                       -------------------
Form 13F Information Table Value Total:                     $508,074
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended September 30, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC           CL A           05564E106   31,777   677,690 SH       SOLE                  677,690
BROOKDALE SR LIVING INC      COM            112463104   16,587   714,339 SH       SOLE                  714,339
CAPITAL SR LIVING CORP       COM            140475104    5,552   383,724 SH       SOLE                  383,724
CHATHAM LODGING TR           COM            16208T102    9,399   677,164 SH       SOLE                  677,164
COLONIAL PPTYS TR            COM SH BEN INT 195872106   15,184   721,350 SH       SOLE                  721,350
CORRECTIONS CORP AMER NEW    COM NEW        22025Y407    6,770   202,400 SH       SOLE                  202,400
DIAMONDROCK HOSPITALITY CO   COM            252784301   13,472 1,398,950 SH       SOLE                1,398,950
DIGITAL RLTY TR INC          COM            253868103    6,803    97,400 SH       SOLE                   97,400
DOUGLAS EMMETT INC           COM            25960P109   18,744   812,481 SH       SOLE                  812,481
DUKE REALTY CORP             COM NEW        264411505   15,554 1,058,100 SH       SOLE                1,058,100
EDUCATION RLTY TR INC        COM            28140H104   10,587   971,241 SH       SOLE                  971,241
EQUITY LIFESTYLE PPTYS INC   COM            29472R108   38,412   563,882 SH       SOLE                  563,882
EQUITY RESIDENTIAL           SH BEN INT     29476L107   19,497   338,900 SH       SOLE                  338,900
FIRST INDUSTRIAL REALTY TRUS COM            32054K103   10,346   787,404 SH       SOLE                  787,404
FOREST CITY ENTERPRISES INC  CL A           345550107   33,878 2,137,402 SH       SOLE                2,137,402
GENERAL GROWTH PPTYS INC NEW COM            370023103    7,032   361,000 SH       SOLE                  361,000
HEALTH CARE REIT INC         COM            42217K106   24,389   422,400 SH       SOLE                  422,400
HFF INC                      CL A           40418F108    8,870   595,283 SH       SOLE                  595,283
HOME PROPERTIES INC          COM            437306103   23,728   387,269 SH       SOLE                  387,269
HUDSON PAC PPTYS INC         COM            444097109    6,157   332,834 SH       SOLE                  332,834
HYATT HOTELS CORP            COM CL A       448579102   30,427   757,842 SH       SOLE                  757,842
INLAND REAL ESTATE CORP      COM NEW        457461200    8,709 1,055,595 SH       SOLE                1,055,595
LEXINGTON REALTY TRUST       COM            529043101   12,622 1,306,618 SH       SOLE                1,306,618
MACERICH CO                  COM            554382101   32,498   567,850 SH       SOLE                  567,850
PARKWAY PPTYS INC            COM            70159Q104   10,568   790,424 SH       SOLE                  790,424
PUBLIC STORAGE               COM            74460D109   11,621    83,500 SH       SOLE                   83,500
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT 751452202   26,511 2,115,765 SH       SOLE                2,115,765
STRATEGIC HOTELS & RESORTS I COM            86272T106    7,527 1,252,331 SH       SOLE                1,252,331
VAIL RESORTS INC             COM            91879Q109   12,492   216,679 SH       SOLE                  216,679
VANGUARD INDEX FDS           REIT ETF       922908553   18,841   290,000 SH       SOLE                  290,000
VORNADO RLTY TR              SH BEN INT     929042109   13,520   166,811 SH       SOLE                  166,811